SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 – SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date of this report.

Loans Payable and Loans Receivable

On July 6, 2026, Wuxi Libang entered into a credit facility of RMB 2.1 million ($308,329) with Shenzhen Qianhai WeBank Co., Ltd. to finance its working capital requirements, with interest of 6.99% and a term of two year. Wuxi Libang drew RMB 2.1 million ($308,329) in July 6,2026.

From September 22 to October 20, 2026, Leiluo Intelligent repaid RMB 2 million ($293,647) of the loan provided by Li Bang Kitchen Appliance (see Note 7).

From October 27 to October 29, 2026, pursuant to multi-party loan agreements (see Note 7), RED SUN repaid an aggregate of $900,000 to Li Bang International.

On October 26, 2026, Suzhou Deji entered into a non-principal repayment loan renewal agreement with Jiangsu Suzhou Rural Commercial Bank Co., Ltd., to extend the maturity of its two existing loans, totaling RMB 5,000,000 ($734,117), with the renewed loans maturing on October 20, 2027.

Equity Transactions

During July 2026, the Company sold 116,743,749 Class A ordinary shares (583,719 shares post share consolidation) under the ATM program. Gross proceeds raised amounted to approximately $8.7 million. After deducting fees to the sales agent, the Company received net proceeds of approximately $7.6 million.

On August 13, 2026, the Company entered into a Securities Purchase Agreement whereby the Company sold 73,147 Class B ordinary shares to Maple Huang Holdings Limited (an entity wholly owned and controlled by Feng Huang, ultimate majority shareholder of the Company) and 15,088 Class B ordinary shares to Funa Lee Holdings Limited (an entity wholly owned and controlled by Funa Li, a director of the Company and the spouse of Mr. Huang), at a price of $3.40 per share for an aggregate purchase price of $300,000. The shares were issued and sold on August 17, 2026.

Share Consolidation

On August 3, 2026, the Company effectuated the 1-for-200 share consolidation of its issued and unissued share capital pursuant to the shareholders’ approval on April 30, 2026, and accordingly the Company’s authorized share capital became $35,000 divided into 15,750,000 Class A ordinary shares and 1,750,000 Class B ordinary shares each with par value of $0.002.

Key Matters of the Extraordinary General Meeting

On September 22, 2026, the shareholders of the Company approved the proposals for the de-registration of the Company from the Cayman Islands pursuant to Part XII of the Companies Act and the continuation of the Company as a BVI business company under the laws of the BVI. As of the date of this annual report, the Company is in the process of completing such matter.

On September 22, 2026, the shareholders of the Company approved resolutions to increase its share capital. The authorized share capital of the Company was increased from $35,000 to $7,000,000 by increasing the number of authorized Class A ordinary shares from 15,750,000 to 3,150,000,000 and Class B ordinary shares from 1,750,000 to 350,000,000. Following the increase, the authorized share capital of the Company was $7,000,000, divided into 3,150,000,000 Class A ordinary shares and 350,000,000 Class B ordinary shares, each with a par value of $0.002.

The Company’s shareholders also approved a share capital reorganization following the share capital increase and subject to satisfaction of relevant regulatory and filing requirements, which was to reduce the par value of each Class A and Class B ordinary share from $0.002 to $0.00001, and reduce authorized share capital from $7,000,000 to $35,000, with the resulting credit transferred to a distributable reserve. As of the date of this report, the Company has completed all requisite filings in the Cayman Islands in connection with the share capital reorganization and has effectuated the par value reduction from $0.002 to $0.00001. As of the date of this annual report, the Company’s authorized share capital is $35,000 divided into 3,150,000,000 Class A ordinary shares and 350,000,000 Class B ordinary shares, each with a par value of $0.00001.

Equity Investments

On July 7, 2026, Li Bang Intelligent Technology and three natural persons jointly established Shengwosi Cleaning Technology (Wuxi) Co., Ltd. (“Shengwosi”), in which Li Bang Intelligent Technology holds a 79% equity interest.

On October 19, 2026, Li Bang Intelligent Technology acquired a 51% equity interest in Jiangsu Aike Robot Technology Co., Ltd. (“Aike Robot”) for nil consideration, becoming its controlling shareholder. Both Shengwosi and Aike Robot are engaged in the research, development and production of kitchen equipment.

On November 3, 2026, Li Bang Intelligent Technology entered into a share purchase agreement with Jiangsu Xinsheng Synthetic Materials Co., Ltd. (“Jiangsu Xinsheng”) and its two individual shareholders of Jiangsu Xinsheng (the “Sellers”). Pursuant to the agreement, Li Bang Intelligent Technology agreed to acquire a 50.1% controlling equity interest in Jiangsu Xinsheng for an aggregate purchase price consisting of 2,000,000 Class A ordinary shares of the Company and $23,000,000 in cash, to be paid in three instalments. Jiangsu Xinsheng is a supplier of innovative and high-performance chemical raw materials and provides professional technical support services for such applications.

The equity investments in Shengwosi, Aike Robot and Jiangsu Xinsheng are part of the Company’s strategic development plan to enhance its ability to grow its core business.